Property & Equipment, Net	6 Months Ended
Apr. 30, 2026
Property & Equipment, Net [Abstract]
PROPERTY & EQUIPMENT, NET

NOTE 8 — PROPERTY & EQUIPMENT, NET

As of April 30, 2026 and October 31, 2025, property and equipment, net comprised of the following:

	April 30, 2026	October 31, 2025
At Cost:
Office furniture	9,232	8,856
Motor vehicle	153,852	147,591
Office equipment	23,334	13,189
Leasehold improvements	496,627	265,653
Total, Cost	683,045	435,289
Accumulated depreciation	(385,610)	(277,290)
Total, net	297,435	157,999

Depreciation expenses were $94,779 and $15,026 for the six months ended April 30, 2026 and 2025, respectively.